InformationTech 100(R) Fund
                               160 Sansome Street
                             San Francisco, CA 94104
                                 (415) 705-7777

Dear Fellow Shareholder,

The past  year was  definitely  the year of the bull in  information  technology
(IT). After a major downturn in October 1997, technology rebounded strongly through the first quarter of 1998. Our shareholders have been well rewarded for staying the course.

IT companies continue to enjoy record sales and profits despite the downturn in Asia and the slowing domestic economy. Year 2000 conversions, Euro currency consolidation, corporate intranets, and e-commerce are just some of the major issues driving the industry forward. The positive trend in IT spending is unlikely to slow given the strong economic benefits resulting from employee productivity gains, expense reduction and sales enhancement.

The Portfolio:

We ended the fund's fiscal year on February 28, 1998, up 50.75%. The Fund's total return inception through March 31, 1998 was 60.30%. The fund celebrated its one year anniversary with a 12 month return of 56.3% (inception on April 8, 1997 through April 7, 1998). The average total return for the Science & Technology Funds Group was 40.37%, according to Lipper Analytical Services, Inc.

Among our best performers since inception through March 31, 1998 were: (1) Compuware, up 171%, (2) America Online, up 175%, (3) Dell, up 202%, (4) Lucent, up 125%, (5) CBT Group, up 115%, (6) PeopleSoft, up 169% and (7) SAP ADRs, up 157%. The networking stocks, excluding Cisco, continue to be laggards in the performance race along with specific software and hardware companies that disappoint Wall Street (ex: Sybase and Seagate).

Outlook:

Nothing goes up in a straight line. Technology, known to be volatile, will undoubtedly have some setbacks on the way up. We believe that IT companies are likely to be less volatile than other technology companies given their strong ties to the corporate markets...but they will not be immune. Short-term, share prices have gotten ahead of the fundamental values, especially in the Internet-related companies. However, we are still bullish in our long-term outlook as IT remains the fastest growing sector in the North American economy.



/s/ William F.K. Schaff
William F.K. Schaff
Portfolio Manager

                          InformationTech 100(R) Fund

Comparison of the change in value of a $10,000 investment in the information Tech 100(R) Fund versus the Wilshire 5000 Equity Index

               Fund      Wilshire 5000       Wilshire Raw        Wilshire Change
               ----      -------------       ------------        ---------------

04/08/97       10,000       10,000             7305.75                         1
05/31/97       11,740       10,292             7519.29          1.02922903192691
08/31/97       13,095       11,881             8679.98          1.18810252198611
11/28/97       13,080       12,514             9142.43          1.25140197789412
02/27/98       15,075       13,697             10006.4          1.36966088355063

(Somewhere in graph)
* Fund total return from commencement of operations on April 6, 1997 to February 27, 1998: 50.75%

(On bottom of graph)
Past performance is not predictive of future performance.
2

                          InformationTech 100(R) Fund


SCHEDULE OF INVESTMENTS at February 28, 1998

--------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 80.17%                                                       Market Value
--------------------------------------------------------------------------------------------------------------
                     Audio and Video Equipment: 0.41%
         145         Hitachi Ltd.............................................................        $ 10,984
                                                                                                     --------
                     Communications Equipment: 6.72%
       1,800         ADC Telecommunications, Inc.*...........................................          46,519
         500         Advanced Fibre Communications*..........................................          14,984
         230         Ericsson (L.M.) Telephone Co............................................          10,422
         500         Lucent Technologies.....................................................          54,187
         120         Motorola, Inc...........................................................           6,690
         220         Northern Telecom Ltd....................................................          11,729
       1,000         Pairgain Technology*....................................................          20,156
         250         Tellabs, Inc.*..........................................................          15,102
                                                                                                     --------
                                                                                                      179,789
                                                                                                     --------
                     Communications Services: 12.31%
         400         Airtouch Communications*................................................          17,975
       1,000         At-Home Corp., Series A*................................................          34,187
         150         AT&T Corp...............................................................           9,131
         750         Cox Communications, Inc.*...............................................          28,922
         900         First Data Corp.........................................................          30,600
         100         MCI Communications......................................................           4,784
       1,600         Nextel Communications, Inc., Class A*...................................          47,250
       2,100         Tele-Communications, Inc.*..............................................          61,097
         640         Viacom Inc., Class A*...................................................          30,240
       1,700         Worldcom, Inc.*.........................................................          64,972
                                                                                                     --------
                                                                                                      329,158
                                                                                                     --------
                     Computer Hardware: 5.32%
       1,470         Compaq Computer Corp....................................................          47,132
         250         Dell Computer Corp.*....................................................          34,961
         175         Digital Equipment*......................................................           9,964
         205         Hewlett-Packard Co......................................................          13,735
         200         IBM.....................................................................          20,887
         325         Sun Microsystems*.......................................................          15,488
                                                                                                     --------
                                                                                                      142,167
                                                                                                     --------

See accompanying Notes to Financial Statements.

                          InformationTech 100(R) Fund

--------------------------------------------------------------------------------------------------------------
      Shares                                                                                     Market Value
--------------------------------------------------------------------------------------------------------------
                     Computer Networks: 4.61%
         280         Arbor Software*.........................................................        $ 12,583
         700         Bay Networks, Inc.*.....................................................          23,713
         650         Cambridge Technology Partners*..........................................          29,656
         587         Cisco Systems*..........................................................          38,687
         165         Sapient Corp.*..........................................................          13,050
         400         Vanstar Corp.*..........................................................           5,525
                                                                                                     --------
                                                                                                      123,214
                                                                                                     --------
                     Computer Peripherals: 1.24%
       1,000         American Power Conversion Co.*..........................................          29,031
         116         3 Com Corp.*............................................................           4,151
                                                                                                     --------
                                                                                                       33,182
                                                                                                     --------
                     Computer Services: 5.18%
         250         Affiliated Computer Services, Inc.*.....................................           8,047
         500         America Online*.........................................................          60,563
         280         American Management Systems, Inc.*......................................           7,332
         240         Automatic Data Processing...............................................          14,655
         400         Ceridian Corp.*.........................................................          18,625
          85         Computer Sciences*......................................................           8,898
         155         EDS Corporation.........................................................           6,791
         185         Gartner Group*..........................................................           7,388
         195         NCR Corp.*..............................................................           6,118
                                                                                                     --------
                                                                                                      138,417
                                                                                                     --------
                     Computer Software: 2.06%
         400         SAP (Sponsored) ADR.....................................................          55,000
                                                                                                     --------

                     Computer Storage Devices: 0.94%
         400         EMC Corp.*..............................................................          15,300
         145         Storage Technology*.....................................................           9,896
                                                                                                     --------
                                                                                                       25,196
                                                                                                     --------
                     Computer Systems - Desktop and Application: 0.60%
         900         Unisys Corp.*...........................................................          16,088
                                                                                                     --------

See accompanying Notes to Financial Statements.
4

                          InformationTech 100(R) Fund

--------------------------------------------------------------------------------------------------------------
      Shares                                                                                     Market Value
--------------------------------------------------------------------------------------------------------------
                     Consulting and Integration Services: 4.42%
         500         Computer Horizons Corp.*................................................        $ 26,062
         500         Dataworks Corp.*........................................................          12,656
         700         HBO & Co................................................................          37,909
         200         Mastech Corp.*..........................................................          10,563
         150         Renaissance Worldwide, Inc.*............................................           8,944
         250         Systems & Computer Technology Corp.*....................................          10,906
         400         Wang Laboratories, Inc.*................................................          11,175
                                                                                                     --------
                                                                                                      118,215
                                                                                                     --------
                     Database and Tools Software: 0.28%
         200         Mercury Interactive Corp.*..............................................           7,500
                                                                                                     --------

                     Enterprise Application Software: 2.65%
         150         Citrix Systems, Inc.*...................................................           6,323
         200         HNC Software*...........................................................           7,150
         100         I2 Technologies, Inc.*..................................................           5,644
         500         Siebel Systems, Inc.*...................................................          30,781
         200         Veritas Software Corp.*.................................................          11,388
         350         Viasoft Inc.*...........................................................           9,472
                                                                                                     --------
                                                                                                       70,758
                                                                                                     --------
                     Enterprise Software: 5.48%
       3,000         Brooktrout Technology, Inc.*............................................          47,625
       1,600         Cendant Corp.*..........................................................          60,000
         600         Networks Associates, Inc.*..............................................          38,813
                                                                                                     --------
                                                                                                      146,438
                                                                                                     --------
                     Insurance (Miscellaneous): 0.81%
         300         Policy Management Systems*..............................................          21,713
                                                                                                     --------

                     Internet Services: 1.45%
         500         Mindspring Enterprises, Inc.*...........................................          24,219
         200         Yahoo! Inc.*............................................................          14,637
                                                                                                     --------
                                                                                                       38,856
                                                                                                     --------
                     Office Equipment: 0.45%
         135         Xerox Corp..............................................................          11,973
                                                                                                     --------

See accompanying Notes to Financial Statements.

                          InformationTech 100(R) Fund

--------------------------------------------------------------------------------------------------------------
      Shares                                                                                     Market Value
--------------------------------------------------------------------------------------------------------------
                     Personal Productivity Software: 0.52%
         300         Intuit Inc.*............................................................        $ 13,988
                                                                                                     --------

                     Rental and Leasing: 0.33%
         210         Comdisco, Inc...........................................................           8,754
                                                                                                     --------

                     Semiconductors: 2.17%
         375         Intel Corp..............................................................          33,621
         420         Texas Instruments.......................................................          24,308
                                                                                                     --------
                                                                                                       57,929
                                                                                                     --------
                     Software and Programming: 21.66%
         170         Adobe Systems, Inc......................................................           7,517
         300         Aspen Technology, Inc.*.................................................          11,963
         410         Baan Co.*...............................................................          18,437
         450         BMC Software*...........................................................          34,439
         500         CBT Group*..............................................................          45,969
         515         Check Point Software*...................................................          19,844
         650         Computer Associates.....................................................          30,631
       1,300         Compuware Corp.*........................................................          54,803
         500         Documentum, Inc.*.......................................................          23,281
         240         Hummingbird Communications*.............................................           8,145
         330         Hyperion Software*......................................................          13,592
         470         Keane, Inc.*............................................................          21,855
         700         Legato Systems, Inc.*...................................................          34,388
         350         Manugistics Group*......................................................          13,945
         170         Microsoft Corp.*........................................................          14,413
         540         Oracle Corp.*...........................................................          13,314
       1,200         Peoplesoft, Inc.*.......................................................          53,588
         890         Platinum Technology*....................................................          22,639
         600         Saville Systems Ireland ADR*............................................          27,975
         200         Security Dynamics*......................................................           7,113
         800         Sterling Commerce, Inc.*................................................          36,500
         410         Sterling Software*......................................................          21,602
         475         Symantec Corp.*.........................................................          11,949
         205         Transaction Systems Architects, Inc.*...................................           8,866
         500         Vantive Corp.*..........................................................          13,703
         220         Wind River Systems*.....................................................           8,649
                                                                                                     --------
                                                                                                      579,120
                                                                                                     --------

See accompanying Notes to Financial Statements.
6

                          InformationTech 100(R) Fund

--------------------------------------------------------------------------------------------------------------
      Shares                                                                                     Market Value
--------------------------------------------------------------------------------------------------------------
                     Telecommunications Infrastructure: 0.56%
         150         Nokia Corp., ADR  ......................................................      $   15,113
                                                                                                   ----------

                     Total Common Stocks (cost $1,718,980)...................................       2,143,552
                                                                                                   ----------

Principal Amount     SHORT-TERM INVESTMENTS: 6.83%
--------------------------------------------------------------------------------------------------------------
    $182,532         Star Treasury Fund, 4.73% (cost $182,532)...............................         182,532
                                                                                                   ----------


                     Total Investments in Securities (cost $1,901,512+): 87.00% .............       2,326,084
                     Other Assets less Liabilities: 13.00%...................................         347,659
                                                                                                   ----------
                     Total Net Assets: 100.0% ...............................................      $2,673,743
                                                                                                   ==========

*Non-income producing security.

+ At February 28, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................       $ 440,886
                     Gross unrealized depreciation...........................................         (16,314)
                                                                                                   ----------
                           Net unrealized appreciation.......................................       $ 424,572
                                                                                                    =========

See accompanying Notes to Financial Statements.

                          InformationTech 100(R) Fund


STATEMENT OF ASSETS AND LIABILITIES at February 28, 1998

--------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $1,901,512) (Note 2) .............      $2,326,084
      Receivables:
            Due from Advisor (Note 3)........................................................           6,499
            Dividends and interest ..........................................................             538
            Fund shares sold.................................................................         323,557
      Deferred organization costs (Note 2)...................................................          15,194
      Prepaid expenses.......................................................................          18,464
                                                                                                   ----------
                  Total assets ..............................................................       2,690,336
                                                                                                   ----------

LIABILITIES
      Administration fee payable.............................................................           2,301
      Accrued Expenses.......................................................................          14,292
                                                                                                   ----------
                  Total liabilities..........................................................          16,593
                                                                                                   ----------

NET ASSETS ..................................................................................      $2,673,743
                                                                                                   ==========

      Net asset value, offering and redemption price per share
            ($2,673,743/88,685 shares outstanding;
            unlimited number of shares (par value $.01) authorized) .........................          $30.15
                                                                                                       ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................      $2,274,035
      Net realized loss on investments.......................................................         (24,864)
      Net unrealized appreciation on investments.............................................         424,572
                                                                                                   ----------
            Net assets ......................................................................      $2,673,743
                                                                                                   ==========

See accompanying Notes to Financial Statements.
8

                          InformationTech 100(R) Fund


STATEMENT OF OPERATIONS - For the Period from April 8, 1997* through February 28, 1998

--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................       $   1,446
            Interest.........................................................................           2,917
                                                                                                    ---------
                  Total income...............................................................           4,363
                                                                                                    ---------

      Expenses
            Administration fee (Note 3)......................................................          26,794
            Transfer agent fees..............................................................          11,012
            Fund accounting..................................................................          10,856
            Audit fees.......................................................................           9,826
            Registration.....................................................................           9,214
            Advisory fee (Note 3)............................................................           8,353
            Custody fees.....................................................................           6,073
            Miscellaneous....................................................................           6,026
            Directors' fees..................................................................           5,761
            Legal fees.......................................................................           4,573
            Reports to shareholders..........................................................           4,466
            Amortization of deferred organization costs (Note 2).............................           3,306
            Insurance........................................................................           1,418
                                                                                                    ---------
                  Total expenses.............................................................         107,678
                  Less: expenses reimbursed/waived (Note 3)..................................         (94,417)
                                                                                                    ---------
                  Net expenses...............................................................          13,261
                                                                                                    ---------
                        Net investment loss .................................................          (8,898)
                                                                                                    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized loss from security transactions.....................................         (23,156)
            Net change in unrealized appreciation on investments.............................         424,572
                                                                                                    ---------
                  Net realized and unrealized gain on investments............................         401,416
                                                                                                    ---------
                        Net Increase in Net Assets Resulting from Operations ................       $ 392,518
                                                                                                    =========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                          InformationTech 100(R) Fund


STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                                                           April 8, 1997*
                                                                                               through
                                                                                          February 28, 1998
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment loss.....................................................................      $   (8,898)
Net realized loss from security transactions............................................         (23,156)
Net change in unrealized appreciation on investments....................................         424,572
                                                                                              ----------
      Net increase in net assets resulting from operations .............................         392,518
                                                                                              ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)............       2,281,225
                                                                                              ----------
      Total increase in net assets .....................................................       2,673,743

NET ASSETS
Beginning of period.....................................................................             -0-
                                                                                              ----------
End of period ..........................................................................      $2,673,743
                                                                                              ==========

(a) A summary of capital shares transactions is as follows:
                                                                                            April 8, 1997*
                                                                                               through
                                                                                          February 28, 1998
                                                                                       -----------------------
                                                                                       Shares          Value
                                                                                       -------      ----------
      Shares sold..............................................................         89,946      $2,313,271
      Shares redeemed..........................................................         (1,261)        (32,046)
                                                                                       -------      ----------
      Net increase.............................................................         88,685      $2,281,225
                                                                                       =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.
10

                          InformationTech 100(R) Fund

FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout the period
-------------------------------------------------------------------------------------------------------------------
                                                                                                 April 8, 1997*
                                                                                                     through
                                                                                                February 28, 1998
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......................................................        $  20.00
Income from investment operations:
      Net investment income................................................................           (0.10)
      Net realized and unrealized gain on investments......................................           10.25
                                                                                                   --------
Total from investment operations...........................................................           10.15
                                                                                                   --------

Net asset value, end of period.............................................................        $  30.15
                                                                                                   ========

Total return...............................................................................           50.75%**

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................        $  2,674

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................           12.17%***
      After expense reimbursement..........................................................            1.50%***

Ratio of net investment loss to average net assets.........................................           (1.01%)***

Portfolio turnover rate....................................................................           32.78%

Average commission rate paid per share.....................................................        $  .1000

*Commencement of operations.

**Not annualized.

***Annualized.

See accompanying Notes to Financial Statements.

                          InformationTech 100(R) Fund


NOTES TO FINANCIAL STATEMENTS at February 28, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The InformationTech 100 Fund (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund began operations on April 8, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. The Fund has incurred expenses of $18,500 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the period ended February 28, 1998, Bay Isle Financial Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of .95% based upon the average daily net assets of the Fund. For the period ended February 28, 1998, the Fund incurred $8,353 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.5% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund
12

                          InformationTech 100(R) Fund

--------------------------------------------------------------------------------

expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended February 28, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $94,417; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended February 28, 1998, were $2,018,465 and $276,329, respectively. The Fund incurred a net capital loss of $24,864 for the period November 1, 1997 to February 28, 1998. In accordance with Federal income tax regulations the Fund has deferred this loss into the fiscal year commencing March 1, 1998 to offset future capital gains.

                          INDEPENDENT AUDITOR'S REPORT


The Board of Trustees and Shareholders
The InformationTech 100 Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The InformationTech 100 Fund as of February 28, 1998, and the related statements of operations, changes in net assets and the financial highlights for the period from April 8, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The InformationTech 100 Fund as of February 28, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGLADREY & PULLEN, LLP


New York, New York
April 3, 1998

                       This page intentionally left blank.

                    Advisor
        Bay Isle Financial Corporation
        160 Sansome Street, 17th Floor
            San Francisco, CA 94104
                (415) 705-7777


                  Distributor
         First Fund Distributors, Inc.
     4455 East Camelback Road, Suite 261E           INFORMATIONTECH 100(R)
               Phoenix, AZ 85018                               MUTUAL FUND


                   Custodian
                Star Bank, N.A.
               425 Walnut Street
             Cincinnati, OH 45202


                Transfer Agent
         American Data Services, Inc.                Annual Report
               150 Motor Parkway
              Hauppauge, NY 11788
                (800) 385-7003            For the period ended February 28, 1998


                 Legal Counsel
       Paul, Hastings, Janofsky & Walker
       345 California Street, 29th Floor
            San Francisco, CA 94104



This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                               The American Trust
                                 Allegiance Fund




                                One Court Street
                          Lebanon, New Hampshire 03766





                                  ANNUAL REPORT



                              FOR THE PERIOD ENDED

                                FEBRUARY 28, 1998

                            American Trust Allegiance
                                One Court Street
                          Lebanon, New Hampshire 03766

March 30, 1998

Dear Fellow Shareholder,

     We are pleased to send you the American Trust Allegiance Fund's first annual report. Our first year of operation has been encouraging in terms of growth of the Fund's assets, which totaled $6.9 million as of March 31, 1998. The Fund's investment performance was quite competitive, as it ranked in the top 15% of growth mutual funds in its first full year of operation according to Lipper Analytical Services, Inc. Based on total return, Lipper ranked the Fund 102 out of 858 growth funds for the year ending March 31, 1998.

     The past year was not without challenges. Heightened volatility, rapid rotation among industry sectors, international economic problems, and high valuation levels in the financial markets presented difficulties for long term investors. Our investment discipline is characterized by a "bottom up" focus, identifying companies that meet our social and financial investment guidelines. We do not attempt to forecast the stock market, interest rates, inflation, or the U.S. economy. Our job is to look through the day to day volatility of the U.S. stock market and track the operating performance of companies in our portfolio. Shifts in the competitive position and changes in the fundamentals of our companies will trigger a change in our portfolio holdings.

     Our research efforts continue to search for predominantly large capitalization, domestic, high quality companies which possess, on average, growth in earnings per share faster than that of the general stock market. In the current market environment, we feel companies that have demonstrated a more predictable, consistent record of growth in earnings per share are the most attractive. Our research continues to favor companies in the technology and financial services sectors and consequently, the Fund's portfolio is overweighted, relative to the S&P 500 Index, in these areas.

     We thank you for your support and look forward to helping you achieve your financial goals.



/s/ Jeffrey M. Harris, CFA                        /s/ Paul H. Collins
Jeffrey M. Harris, CFA                            Paul H. Collins

                         American Trust Allegiance Fund


TOP 10 HOLDINGS at February 28, 1998
------------------------------------------

Lucent Technologies
Microsoft Corp.
Computer Sciences Corp.
Allied Signal, Inc.
Cintas Corp.
American International Group
Walt Disney Company
State Street Corp.
Tellabs, Inc.
Solectron Corp.

                         American Trust Allegiance Fund


                         American Trust Allegiance Fund
   Comparison of the change in value of a $10,000 investment in the American
      Trust Allegiance Fund versus the S&P 500 Composite Stock Price Index.

                Fund         S&P 500      S&P Raw           S&P Change

03/11/97       10,000        10,000       2452.78                       1
05/31/97       10,630        10,497       2574.69        1.04970278622624
08/31/97       11,450        11,175       2740.92        1.11747486525494
01/28/97       12,200        11,927       2925.49        1.19272417420233
02/27/98       13,480        13,151       3225.57        1.31506698521677


(Somewhere in graph)
*Fund total return from commencement of operations on March 11, 1997 to February 28, 1997: 34.80%

(On bottom of Graph)
Past performances in not predictive of future performance.

                         American Trust Allegiance Fund


SCHEDULE OF INVESTMENTS
at February 28, 1998
--------------------------------------------------------------------------------
 Shares       COMMON STOCKS: 94.17%                                 Market Value
--------------------------------------------------------------------------------
              Airlines: 0.54%
   1,200      Southwest Airlines                                     $   34,425
                                                                     ----------

              Banks -
              Major Regional: 8.33%
   1,550      Fifth Third Bancorp                                       122,450
   2,150      Mellon Bank                                               133,972
   1,650      Northern Trust Corp.                                      125,245
   2,400      State Street Corp.                                        148,350
                                                                     ----------
                                                                        530,017
                                                                     ----------
              Communications
              Equipment: 4.92%
   1,550      Lucent Technologies                                       167,981
   2,400      Tellabs, Inc.*                                            144,975
                                                                     ----------
                                                                        312,956
                                                                     ----------
              Computer Hardware: 2.14%
   4,250      Compaq Computer Corp.                                     136,266
                                                                     ----------

              Computers -
              Networking: 1.96%
   1,887      Cisco Systems, Inc.*                                      124,365
                                                                     ----------

              Computer Software /
              Services: 9.48%
   2,125      Computer Associates
               International, Inc.                                      100,141
   1,550      Computer Sciences Corp.*                                  162,266
   1,950      Microsoft Corp.*                                          165,323
   2,750      Oracle Corp.*                                              67,805
   2,400      Peoplesoft, Inc.*                                         107,175
                                                                     ----------
                                                                        602,710
                                                                     ----------
              Distributor -
              Food and Health: 2.00%
   2,700      Sysco Corp.                                               127,069
                                                                     ----------

              Electrical Equipment: 6.58%
   2,200      Emerson Electric Co.                                      140,387
   4,500      Molex, Inc.                                               136,688
   2,925      Solectron Corp.*                                          141,497
                                                                     ----------
                                                                        418,572
                                                                     ----------
4

                         American Trust Allegiance Fund


SCHEDULE OF INVESTMENTS
at February 28, 1998, Continued
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------
              Electonics -
              Semiconductor: 4.13%
   3,600      Applied Materials, Inc.*                             $    132,637
   1,450      Intel Corp.                                               130,002
                                                                   ------------
                                                                        262,639
                                                                   ------------
              Entertainment: 2.38%
   1,350      Walt Disney Company                                       151,116
                                                                   ------------

              Financial (Diverse): 3.67%
   1,850      Federal National Mortgage
               Association                                              118,053
   2,550      Sunamerica, Inc.                                          115,547
                                                                   ------------
                                                                        233,600
                                                                   ------------
              Foods: 3.99%
   2,350      Campbell Soup Co.                                         136,447
   3,900      Conagra, Inc.                                             117,000
                                                                   ------------
                                                                        253,447
                                                                   ------------
              Household Products: 4.34%
   1,550      Clorox Company                                            136,013
   1,725      Colgate - Palmolive Co.                                   140,048
                                                                   ------------
                                                                        276,061
                                                                   ------------
              Insurance - Brokers: 1.91%
   1,400      Marsh & McLennan, Inc.                                    121,362
                                                                   ------------

              Insurance - Multiline: 2.46%
   1,300      American International
               Group                                                    156,244
                                                                   ------------

              Investment Bank /
              Brokerage: 2.98%
   1,900      Franklin Resources                                         96,900
   1,400      T. Rowe Price Associates                                   92,925
                                                                   ------------
                                                                        189,825
                                                                   ------------
              Manufacturer - Diverse: 4.68%
   3,750      Allied Signal, Inc.                                       159,609
   2,300      Illinois Tool Works                                       137,856
                                                                   ------------
                                                                        297,465
                                                                   ------------

                         American Trust Allegiance Fund


SCHEDULE OF INVESTMENTS
at February 28, 1998, Continued
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
              Manufacturer - Special 3.86%
   2,550      Diebold                                               $   131,006
   1,700      Sealed Air Corp.*                                         114,431
                                                                    -----------
                                                                        245,437
                                                                    -----------
              Oil and Gas - Drilling and
              Equipment: 3.47%
   1,650      Halliburton Co.                                            76,725
   1,850      Nabors Industries, Inc.*                                   42,319
   1,350      Schlumberger Ltd.                                         101,756
                                                                    -----------
                                                                        220,800
                                                                    -----------
              Oil - International: 1.45%
   1,700      Royal Dutch Petroleum                                      92,331
                                                                    -----------

              Personal Care: 2.04%
   1,200      Gillette Co.                                              129,450
                                                                    -----------

              Retail - Specialty: 6.10%
   3,400      Barnes & Noble, Inc.*                                     119,425
   3,050      Bed Bath & Beyond, Inc.*                                  132,008
   4,100      Borders Group, Inc.*                                      136,581
                                                                    -----------
                                                                        388,014
                                                                    -----------
              Services - Commercial and
              Consumer: 2.48%
   3,700      Cintas Corp.                                              157,944
                                                                    -----------

              Services - Computer
              Systems: 1.69%
   3,150      Sungard Data Systems, Inc.*                               107,691
                                                                    -----------

              Services -
              Data Processing: 3.15%
   1,550      Automatic Data Processing                                  94,647
   2,050      Paychex, Inc.                                             105,959
                                                                    -----------
                                                                        200,606
                                                                    -----------
              Telephone: 1.84%
   1,550      SBC Communications                                        117,219
                                                                    -----------
6

                         American Trust Allegiance Fund


SCHEDULE OF INVESTMENTS
at February 28, 1998, Continued
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
              Textiles - Apparel: 1.60%
1,850         Jones Apparel Group, Inc.*                            $   101,750
                                                                    -----------

              Total Common Stocks
               (cost $4,870,242)                                      5,989,381
                                                                    -----------
Principal
 Amount       SHORT-TERM INVESTMENTS: 5.50%
--------------------------------------------------------------------------------
$349,662      Star Treasury Fund, 4.62%
              (cost $349,662)                                           349,662
                                                                    -----------

              Total Investments in
               Securities (cost
               $5,219,904+): 99.67%                                   6,339,043
              Other Assets less
               Liabilities: 0.33%                                        21,079
                                                                    -----------
              Total Net Assets: 100.0%                              $ 6,360,122
                                                                    ============

*Non-income producing security.

+ At February 28, 1998, the cost of securities for Federal tax purposes was $5,230,019. Unrealized appreciation and depreciation of securities were as follows:

              Gross unrealized
               appreciation                                         $ 1,170,045
              Gross unrealized
               depreciation                                             (61,021)
                                                                    -----------

              Net unrealized appreciation                           $ 1,109,024
                                                                    ===========


See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund


STATEMENT OF ASSETS AND LIABILITIES at
February 28, 1998
--------------------------------------------------------------------------------

ASSETS
   Investments in securities,
     at value (identified cost
     $5,219,904) (Note 2)                                             $6,339,043
   Receivables:
      Due from Advisor                                                     2,345
      Dividends and interest                                               4,024
      Subscriptions                                                        2,335
   Deferred organization costs (Note 2)                                   14,910
   Prepaid expenses                                                       17,957
                                                                      ----------
         Total assets                                                  6,380,614
                                                                      ----------
LIABILITIES
   Due to Administrator                                                    2,301
   Accrued expenses                                                       18,191
                                                                      ----------
         Total liabilities                                                20,492
                                                                      ----------
NET ASSETS                                                            $6,360,122
                                                                      ==========

   Net asset value, offering and
     redemption price per share
     ($6,360,122/471,975 shares
      outstanding; unlimited number
      of shares (par value $.01)
      authorized)                                                         $13.48
                                                                          ======

COMPONENTS OF NET ASSETS
   Paid-in capital                                                    $5,175,128
   Undistributed net realized gain
     on investment transactions                                           65,855
   Net unrealized appreciation on
     investments                                                       1,119,139
                                                                      ----------
     Net assets                                                       $6,360,122
                                                                      ==========

See accompanying Notes to Financial Statements.
8

                         American Trust Allegiance Fund


STATEMENT OF OPERATIONS - For the Period From
March 11, 1997* through February 28, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends                                                     $    29,222
      Interest                                                            8,849
                                                                    -----------
         Total income                                                    38,071
                                                                    -----------

   Expenses
      Advisory fees (Note 3)                                             34,946
      Administration fees (Note 3)                                       29,095
      Registration fees                                                  12,990
      Transfer agent fees                                                12,609
      Fund accounting                                                    12,507
      Audit fees                                                         10,669
      Miscellaneous                                                       8,022
      Custody fees                                                        6,095
      Legal fees                                                          5,880
      Directors' fees                                                     5,675
      Reports to shareholders                                             4,850
      Amortization of deferred
         organization costs                                               3,590
      Insurance                                                           2,275
                                                                    -----------
      Total expenses                                                    149,203
                                                                    -----------
         Less: expenses reimbursed/
           waived                                                       (95,674)
                                                                    -----------
         Net expenses                                                    53,529
                                                                    -----------
         Net investment loss                                            (15,458)
                                                                    -----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
      Net realized gain from security
         transactions                                                    81,313
      Net change in unrealized
         appreciation on investments                                  1,119,139
                                                                    -----------
      Net realized and unrealized gain
         on investments                                               1,200,452
                                                                    -----------
         Net Increase in Net Assets
           Resulting from Operations                                $ 1,184,994
                                                                    ===========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                March 11, 1997*
                                                                    through
                                                               February 28, 1998
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss                                                 $   (15,458)
Net realized gain from security
  transactions                                                           81,313
Net change in unrealized
  appreciation on investments                                         1,119,139
                                                                    -----------
   Net increase in net assets
     resulting from operations                                        1,184,994
                                                                    -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
  net change in outstanding shares (a)                                5,175,128
                                                                    -----------
   Total increase in net assets                                       6,360,122

NET ASSETS
Beginning of period                                                         -0-
                                                                    -----------
End of period                                                       $ 6,360,122
                                                                    ===========

(a) A summary of capital shares
transactions is as follows:

                                                           March 11, 1997*
                                                               through
                                                          February 28, 1998
                                                      -------------------------
                                                        Shares         Value
                                                      ---------     -----------
Shares sold                                            480,212      $ 5,272,001
Shares redeemed                                         (8,237)         (96,873)
                                                       -------      -----------
    Net increase                                       471,975      $ 5,175,128
                                                       =======      ===========


*Commencement of operations.

See accompanying Notes to Financial Statements.
10

                         American Trust Allegiance Fund


FINANCIAL HIGHLIGHTS - For a capital share
outstanding throughout the period
--------------------------------------------------------------------------------
                                                              March 11, 1997*
                                                                  through
                                                             February 28, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period                             $10.00
                                                                 ------
Income from investment operations:
   Net investment loss                                            (0.03)
   Net realized and unrealized gain
     on investments                                                3.51
                                                                 ------
      Total from investment operations                             3.48
                                                                 ------

Net asset value, end of period                                   $13.48
                                                                 ======

Total return                                                      34.80%**

Ratios/supplemental data:
Net assets, end of period (thousands)                            $6,360

Ratio of expenses to average net assets:
   Before expense reimbursement                                    4.04%***
   After expense reimbursement                                     1.45%***

Ratio of net investment loss
  to average net assets                                           (0.42%)***

Portfolio turnover rate                                           27.65%

Average commission rate
  paid per share                                                 $.1204


*Commencement of operations.

**Not annualized.

***Annualized.

See accompanying Notes to Financial Statements.

                         American Trust Allegiance Fund


NOTES TO FINANCIAL STATEMENTS at
February 28, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The American Trust Allegiance (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. The Fund has incurred expenses of $18,500 in connection with the organization of the Fund. These costs have been deferred and are being
12

                         American Trust Allegiance Fund

--------------------------------------------------------------------------------

            amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the period ended February 28, 1998, American Trust Company (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of .95% based upon the average daily net assets of the Fund. For the period ended February 28, 1998, the Fund incurred $34,946 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense

                         American Trust Allegiance Fund

--------------------------------------------------------------------------------

payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended February 28, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,674; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended February 28, 1998, were $5,750,414 and $961,486, respectively.
14

                         American Trust Allegiance Fund


                          INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders
The American Trust Allegiance Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The American Trust Allegiance Fund as of February 28, 1998, and the related statements of operations, changes in net assets and the financial highlights for the period from March 11, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Trust Allegiance Fund as of February 28, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGLADREY & PULLEN, LLP

New York, New York
April 3, 1998

                                     Advisor
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                           American Data Service, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003


                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.